Revenue - Sources of revenue (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	R 172,313	R 126,173	R 72,124
Adjustments relating to sales of PGM concentrate	(119)	1,219	801
Total revenue	172,194	127,392	72,925
Southern Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	113,512	82,781	46,223
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	58,682	44,611	26,702
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	29,533	28,930	18,882
Gold | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	28,358	27,869	18,644
PGM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	137,958	95,573	51,505
PGM | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	102,099	72,469	38,418
Recycling activities | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	40,710	25,296	14,521
Stream | Streaming agreements (over time)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	625	539	541
Toll treatment arrangement | Streaming agreements (over time)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	R 521	R 0	R 0